Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
July 31, 2024
LCS-NPRT1-0924
1.804840.120
Common Stocks - 96.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	223,452	7,793
Entertainment - 0.7%
The Walt Disney Co.	191,429	17,935
Universal Music Group NV	639,563	15,237
		33,172
Interactive Media & Services - 7.0%
Alphabet, Inc.:
Class A	536,880	92,096
Class C	468,141	81,059
Match Group, Inc. (b)	337,440	12,870
Meta Platforms, Inc. Class A	273,879	130,046
Reddit, Inc. Class B	3,600	219
Snap, Inc. Class A (b)	1,032,824	13,757
		330,047
Media - 1.9%
Charter Communications, Inc. Class A (b)	5,699	2,164
Comcast Corp. Class A	1,816,490	74,967
Interpublic Group of Companies, Inc.	407,484	13,109
		90,240
TOTAL COMMUNICATION SERVICES		461,252
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.1%
Rivian Automotive, Inc. (b)	249,600	4,096
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	26,044	4,870
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	12,501	46,441
Expedia Group, Inc. (b)	51,240	6,542
Marriott International, Inc. Class A	51,828	11,781
Starbucks Corp.	112,283	8,752
		73,516
Household Durables - 0.3%
Mohawk Industries, Inc. (b)	64,228	10,345
Sony Group Corp. sponsored ADR	23,963	2,123
Whirlpool Corp.	34,274	3,495
		15,963
Specialty Retail - 0.9%
JD Sports Fashion PLC	3,044,500	5,151
Lowe's Companies, Inc.	141,110	34,644
RH (b)	17,400	5,047
		44,842
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	35,390	2,649
TOTAL CONSUMER DISCRETIONARY		145,936
CONSUMER STAPLES - 4.8%
Beverages - 1.8%
Diageo PLC sponsored ADR	108,959	13,593
Keurig Dr. Pepper, Inc.	954,499	32,720
Pernod Ricard SA	34,400	4,616
The Coca-Cola Co.	494,358	32,993
		83,922
Consumer Staples Distribution & Retail - 1.3%
Performance Food Group Co. (b)	107,814	7,439
Sysco Corp.	245,092	18,786
Target Corp.	80,992	12,182
U.S. Foods Holding Corp. (b)	137,365	7,471
Walmart, Inc.	253,771	17,419
		63,297
Food Products - 0.0%
Lamb Weston Holdings, Inc.	34,200	2,053
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	71,900	7,162
Haleon PLC ADR	3,289,037	30,095
Kenvue, Inc.	1,501,716	27,767
		65,024
Tobacco - 0.3%
Altria Group, Inc.	172,261	8,443
British American Tobacco PLC sponsored ADR	26,700	952
Philip Morris International, Inc.	29,900	3,443
		12,838
TOTAL CONSUMER STAPLES		227,134
ENERGY - 9.2%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	62,300	6,165
Oil, Gas & Consumable Fuels - 9.1%
Cameco Corp.	29,800	1,356
Exxon Mobil Corp.	2,382,874	282,585
Galp Energia SGPS SA	483,300	10,176
Imperial Oil Ltd.	734,288	52,605
Kosmos Energy Ltd. (b)	1,142,718	6,319
MEG Energy Corp.	579,100	12,000
Shell PLC ADR	885,100	64,807
		429,848
TOTAL ENERGY		436,013
FINANCIALS - 15.6%
Banks - 10.9%
Bank of America Corp.	2,945,895	118,749
HDFC Bank Ltd. sponsored ADR	15,300	918
JPMorgan Chase & Co. (c)	240,158	51,106
M&T Bank Corp.	106,984	18,419
PNC Financial Services Group, Inc.	257,805	46,688
U.S. Bancorp	709,394	31,838
Wells Fargo & Co.	4,177,098	247,869
		515,587
Capital Markets - 2.1%
3i Group PLC	46,900	1,887
Charles Schwab Corp.	33,598	2,190
CME Group, Inc.	3,999	775
KKR & Co., Inc.	310,378	38,316
Moody's Corp.	10,000	4,565
Morgan Stanley	115,962	11,968
MSCI, Inc.	2,700	1,460
Northern Trust Corp.	418,078	37,063
Raymond James Financial, Inc.	33,533	3,890
		102,114
Financial Services - 2.2%
Acacia Research Corp. (b)	24,000	128
Apollo Global Management, Inc.	7,800	977
Corpay, Inc. (b)	17,200	5,019
Fidelity National Information Services, Inc.	32,299	2,482
Global Payments, Inc.	36,450	3,705
MasterCard, Inc. Class A	32,713	15,169
PayPal Holdings, Inc. (b)	87,144	5,732
Visa, Inc. Class A	262,148	69,645
		102,857
Insurance - 0.4%
Arthur J. Gallagher & Co.	36,400	10,319
Chubb Ltd.	32,106	8,850
		19,169
TOTAL FINANCIALS		739,727
HEALTH CARE - 11.2%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	38,546	9,153
Argenx SE ADR (b)	5,390	2,781
Merus BV (b)	49,800	2,641
Vaxcyte, Inc. (b)	93,485	7,375
		21,950
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	84,065	8,906
Becton, Dickinson & Co.	33,384	8,048
Boston Scientific Corp. (b)	872,829	64,485
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	170,478	4,804
Solventum Corp.	60,688	3,573
		89,816
Health Care Providers & Services - 4.9%
Cardinal Health, Inc.	211,568	21,332
Cigna Group	151,069	52,673
CVS Health Corp.	152,107	9,177
Guardant Health, Inc. (b)	63,633	2,235
Humana, Inc.	62,265	22,516
McKesson Corp.	69,943	43,156
UnitedHealth Group, Inc.	137,333	79,126
		230,215
Life Sciences Tools & Services - 0.4%
Danaher Corp.	65,434	18,130
Thermo Fisher Scientific, Inc.	2,800	1,717
		19,847
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	710,806	33,806
Eli Lilly & Co.	42,997	34,581
Galderma Group AG	59,900	4,715
GSK PLC sponsored ADR	773,201	29,977
Johnson & Johnson	157,780	24,906
UCB SA	237,300	39,717
		167,702
TOTAL HEALTH CARE		529,530
INDUSTRIALS - 16.4%
Aerospace & Defense - 10.0%
Airbus Group NV	118,887	17,991
Bombardier, Inc. Class B (sub. vtg.) (b)	117,400	7,923
Embraer SA sponsored ADR (b)	216,190	6,715
General Dynamics Corp.	47,492	14,186
General Electric Co. (c)	1,507,071	256,503
Huntington Ingalls Industries, Inc.	40,722	11,401
Loar Holdings, Inc. (d)	4,200	263
Rolls-Royce Holdings PLC (b)	1,000,400	5,793
Spirit AeroSystems Holdings, Inc. Class A (b)	698,300	25,313
Textron, Inc.	37,896	3,521
The Boeing Co. (b)	654,033	124,659
		474,268
Air Freight & Logistics - 1.4%
FedEx Corp.	57,976	17,523
United Parcel Service, Inc. Class B	388,987	50,712
		68,235
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	243,049	4,151
GFL Environmental, Inc.	154,900	6,010
Veralto Corp.	21,144	2,253
		12,414
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	16,800	277
Electrical Equipment - 3.1%
Acuity Brands, Inc.	23,458	5,896
GE Vernova LLC	465,992	83,058
Hubbell, Inc.	33,145	13,114
Regal Rexnord Corp.	73,775	11,854
Vertiv Holdings Co.	430,945	33,915
		147,837
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	269,219	14,654
Machinery - 1.1%
Allison Transmission Holdings, Inc.	70,400	6,237
Chart Industries, Inc. (b)	36,595	5,895
Cummins, Inc.	21,743	6,345
Deere & Co.	28,500	10,601
Fortive Corp.	80,420	5,778
Nordson Corp.	9,400	2,353
Otis Worldwide Corp.	60,460	5,713
Stanley Black & Decker, Inc.	35,217	3,720
Westinghouse Air Brake Tech Co.	24,672	3,976
		50,618
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	30,711	3,111
Professional Services - 0.1%
Equifax, Inc.	13,765	3,846
Trading Companies & Distributors - 0.1%
Watsco, Inc.	7,000	3,426
TOTAL INDUSTRIALS		778,686
INFORMATION TECHNOLOGY - 22.2%
IT Services - 0.3%
EPAM Systems, Inc. (b)	8,700	1,872
IBM Corp.	37,495	7,204
Twilio, Inc. Class A (b)	75,913	4,489
		13,565
Semiconductors & Semiconductor Equipment - 8.1%
Analog Devices, Inc.	38,785	8,974
Applied Materials, Inc.	70,546	14,970
BE Semiconductor Industries NV	31,300	4,036
Broadcom, Inc.	242,600	38,981
Lam Research Corp.	13,066	12,037
Marvell Technology, Inc.	413,287	27,682
NVIDIA Corp.	1,855,140	217,088
Qualcomm, Inc.	166,524	30,133
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	121,784	20,192
Teradyne, Inc.	64,900	8,512
		382,605
Software - 10.8%
Adobe, Inc. (b)	73,847	40,738
Autodesk, Inc. (b)	55,520	13,742
Dassault Systemes SA	67,000	2,540
DoubleVerify Holdings, Inc. (b)	46,951	992
Elastic NV (b)	68,318	7,492
Intuit, Inc.	19,596	12,685
Microsoft Corp.	759,393	317,698
Oracle Corp.	386,000	53,828
Sage Group PLC	518,600	7,240
Salesforce, Inc.	19,466	5,038
SAP SE sponsored ADR	221,778	46,928
Workday, Inc. Class A (b)	10,571	2,401
		511,322
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	586,718	130,298
Dell Technologies, Inc.	37,600	4,274
Samsung Electronics Co. Ltd.	148,810	9,115
		143,687
TOTAL INFORMATION TECHNOLOGY		1,051,179
MATERIALS - 1.9%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	40,500	10,686
Sherwin-Williams Co.	5,799	2,034
		12,720
Metals & Mining - 1.6%
First Quantum Minerals Ltd.	3,577,966	43,796
Freeport-McMoRan, Inc.	470,935	21,385
Ivanhoe Mines Ltd. (b)	989,200	12,932
		78,113
TOTAL MATERIALS		90,833
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	63,147	13,918
Crown Castle, Inc.	161,093	17,733
Equinix, Inc.	1,121	886
Simon Property Group, Inc.	37,209	5,709
Terreno Realty Corp.	62,100	4,248
		42,494
UTILITIES - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp.	28,300	3,092
Edison International	36,100	2,888
Entergy Corp.	26,415	3,063
Southern Co.	485,886	40,581
		49,624
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	43,200	3,422
TOTAL UTILITIES		53,046
TOTAL COMMON STOCKS (Cost $2,754,007)		4,555,830

Money Market Funds - 3.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	181,093,671	181,130
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	252,125	252
TOTAL MONEY MARKET FUNDS (Cost $181,382)		181,382

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,935,389)	4,737,212
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,601
NET ASSETS - 100.0%	4,738,813

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
General Electric Co.	Chicago Board Options Exchange	754	12,833	185.00	09/20/24	(196)
JPMorgan Chase & Co.	Chicago Board Options Exchange	119	2,532	220.00	09/20/24	(43)

TOTAL WRITTEN OPTIONS						(239)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,793,000 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $15,365,000.
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	169,119	184,253	172,242	2,503	-	-	181,130	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	12,933	39,143	51,824	5	-	-	252	0.0%
Total	182,052	223,396	224,066	2,508	-	-	181,382

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.